STARBOARD INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, North Carolina 27804
 252-972-9922

April 13, 2017

VIA EDGAR
U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
 Washington, DC 20549
RE:	Sector Rotation Fund, a series of the Starboard Investment Trust
(File Nos. 333-159484 and 811-22298)

Ladies and Gentlemen:
Enclosed herewith for filing on behalf of the Trust, pursuant to: (1) the Securities Act of 1933; (2) the Investment Company Act of 1940; and (3) Regulation S-T, is Post-Effective Amendment No. 253 to the Registration Statement on Form N-1A of the Trust.  This amendment is being filed for the purpose of adding a distribution plan under Rule 12b-1 under the Investment Company Act of 1940, as amended, for shares of the Sector Rotation Fund.
If you have any questions concerning the foregoing, please contact the undersigned at 252-984-3816.

Yours truly,

/s/ Matthew J. Beck
Matthew J. Beck

cc:	Sumeera Younis Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549
Terrence O. Davis, Esq.
1180 West Peachtree Street, Suite 1800
Atlanta, GA  30309
404-817-8531